Property, Plant and Equipment, Net	12 Months Ended
Sep. 30, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net

NOTE 8— PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consists of the following:

	September 30, 2020	September 30, 2019
Buildings	$601,408	$573,184
Machinery, equipment and furniture	1,920,530	1,848,703
Motor Vehicles	175,117	166,899
Construction-in-progress (“CIP”) (1)	12,832,806	8,008,814
Subtotal	15,529,861	10,597,600
Less: accumulated depreciation	(1,357,898)	(1,099,548)
Property, plant and equipment, net	$14,171,963	$9,498,052

Depreciation expense was $226,527 and $222,486 for the years ended September 30, 2020 and 2019, respectively.

(1)Construction-in-progress (“CIP”) represents direct costs of construction incurred for the Company’s manufacturing facilities. On August 16, 2017, the Company’s VIE, Xi’an App-Chem Bio(Tech)Co.,Ltd. started to construct a new manufacturing plant in Tongchuan City (“Tongchuan Project”) , Shaanxi Province, with total budget of RMB 95 million (approximately $14.0 million) for construction of the main body of the manufacturing plant, plant decoration and purchase of machinery and equipment. As of September 30, 2020, the Company has spent approximately RMB84.3 million (approximately $12.5 million) on the construction of the main body of the manufacturing plant and future minimum capital expenditure on this CIP project is estimated to be approximately $1.5 million), among which approximately $0.6 million is required for the next 12 months. The Company currently plans to support its ongoing CIP project construction through cash flows from operations and $7.1 million unused line of credit that the Company already obtained from PRC banks (see Note 3). The construction of this new manufacturing facility is expected to be fully completed and put into production by March 2022.

As of September 30, 2020, future minimum capital expenditures on the Company’s CIP project are estimated as follows:

Years ending September 30,	Capital Expenditure on CIP

2021	$630,402
2022	342,859
2023	-
2024	-
2025	532,340
Total	$1,505,601